Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net (loss)/income	¥ 2,270	$ 323	¥ (187,991)	¥ (82,971)
Net (loss)/income from continuing operations	42,535	6,081	(94,272)	(3,160)
Net loss from discontinued operations	(40,265)	(5,758)	(93,719)	(79,811)
Adjustment to reconcile net (loss)/income to net cash used in operating activities:
Share-based compensation	24,560	3,512	28,394	9,546
Gain from disposal of subsidiary	(48,986)	(7,005)
Change in fair value of warrant liability	(28,024)	(4,007)	57,066	(20,732)
Changes in operating assets and liabilities-continuing operations:
Accounts and notes receivable	(6,522)	(933)	9,797
Prepayment and other current assets	(165,379)	(23,649)		(4,085)
Accounts payable	6,499	929
Advance from customers	189	27
Salary and welfare benefits payable	1,212	173	805
Other taxes payable	(6,852)	(980)	101	112
Other current liabilities	3,870	556	(7,409)	22,394
Net cash generated from/(used in) operating activities-continuing operations	(176,898)	(25,296)	(5,518)	4,075
Net cash (used in)/generated from operating activities-discontinued operations	534	76	(29,204)	(78,967)
Net cash used in operating activities	(176,400)	(25,220)	(34,722)	(74,892)
Cash flows from investing activities:
Disposal of subsidiaries	(4,904)	(701)
Net cash used in investing activities-continuing operations	(4,904)	(701)
Net cash used in investing activities-discontinued operations			(19)
Net cash used in investing activities	(4,904)	(701)	(19)
Cash flows from financing activities:
Proceeds of offering, net of listing fee	165,039	23,600	7,112
Net cash generated from financing activities-continuing operations	165,039	23,600	7,112
Net cash generated from/(used in) financing activities-discontinued operations	(1,450)	(207)	23,047	13,972
Net cash generated from financing activities	163,589	23,393	30,159	13,972
Effect of exchange rate changes on cash and cash equivalents	8,315	1,189	(1,071)	70
Net decrease in cash and restricted cash	(9,364)	(1,339)	(5,653)	(60,850)
Cash, cash equivalents and restricted cash at beginning of the year	10,340	1,479	15,993	76,843
Cash, cash equivalents and restricted cash at end of the year	976	140	10,340	15,993
Less: Cash, cash equivalents and restricted cash of discontinued operations at the end of the year			5,741	12,989
Cash and cash equivalent of continuing operations at the end of the year	976	140	4,599	3,004
Supplemental disclosures of cash flow information:
Cash paid for interest expense from continuing operations
Cash paid for interest expense from discontinued operations	(1,181)	(169)	(465)	(337)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities from continuing operations			1,080	2,813
Right-of-use assets disposed as reduction of operating lease liabilities due to lease termination from discontinued operations			¥ 71